SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss for the year	$ 19,273	$ 39,735	$ 7,222
Weighted average number of ordinary shares	27,681,778	23,340,621	16,758,323
Basic and diluted loss per share	$ 0.70	$ 1.70	$ 0.43